Intangible Assets, Net (Details) - Schedule of Estimated Amortization Expense - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Estimated Amortization Expense Abstract
2024	¥ 301,886
2025	301,886
2026	301,886
2027	301,886
2028	50,316
Total expected amortization expense	¥ 1,257,860